Partners' capital (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Partners' capital
Percentage of cumulative distributions received by distributions					20.00%
Reallocation of distributions from Limited Partner to General Partner	$ 6,654		$ 25,623	$ 12,856,000
LPA distributions	0	$ 0	$ 0	$ 0
Scenario III
Partners' capital
Percentage of cumulative distributions received by distributions			20.00%
General Partner
Partners' capital
Contributions receivable	0		$ 0		$ 84,000
General Partner | Scenario III
Partners' capital
Percentage of cumulative distributions received by partner			80.00%
General Partner | Scenario IV
Partners' capital
Percentage of cumulative distributions received by partner			20.00%
Limited Partner
Partners' capital
Contributions receivable	$ 10,000		$ 10,000
Limited Partner | Scenario I
Partners' capital
Percentage of allocation of net profit and losses to partners			100.00%
Limited Partner | Scenario II
Partners' capital
Percentage of allocation of net profit and losses to partners			100.00%
Preferred return (as a percent)			8.00%
Limited Partner | Scenario III
Partners' capital
Percentage of cumulative distributions received by partner			20.00%
Limited Partner | Scenario IV
Partners' capital
Percentage of cumulative distributions received by partner			80.00%